Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

	Owned Assets (a)	Right-of-use assets (c)	Total
Net book value at December 31, 2025	$4,575,161	$622,919	$5,198,080
Net book value at December 31, 2024	$3,501,683	$695,826	$4,197,509

	Buildings, plant installations and machinery	Plants Under Construction	Ocean vessels	Other	TOTAL
Cost at January 1, 2025	$6,357,420	$—	$242,459	$129,920	$6,729,799
Additions	109,922	—	213	6,783	116,918
Acquired balances[1]	1,347,754	—	—	9,793	1,357,547
Disposals and other	(199,113)	—	—	—	(199,113)
Cost at December 31, 2025	7,615,983	—	242,672	146,496	8,005,151
Accumulated depreciation at January 1, 2025	3,059,060	—	73,219	95,837	3,228,116
Depreciation	306,206	—	12,815	2,264	321,285
Asset impairment charge (b)	60,397	—	—	—	60,397
Disposals and other	(179,808)	—	—	—	(179,808)
Accumulated depreciation at December 31, 2025	3,245,855	—	86,034	98,101	3,429,990
Net book value at December 31, 2025	$4,370,128	$—	$156,638	$48,395	$4,575,161
1 On June 27, 2025 the Company completed the acquisition of OCI Global's methanol business. Refer to Note 27 - Agreement to acquire OCI Global's methanol business for further details.

	Buildings, plant installations and machinery	Plants under construction	Ocean vessels	Other	TOTAL
Cost at January 1, 2024	$4,880,207	$1,355,497	$240,723	$128,663	$6,605,090
Additions	97,439	123,881	2,013	1,807	225,140
Disposals and other	(91,338)	(8,266)	(277)	(550)	(100,431)
Transfers	1,471,112	(1,471,112)	—	—	—
Cost at December 31, 2024	6,357,420	—	242,459	129,920	6,729,799
Accumulated depreciation at January 1, 2024	2,794,702	—	61,390	94,523	2,950,615
Depreciation	236,398	—	11,829	2,090	250,317
Asset impairment charge (b)	124,788	—	—	—	124,788
Disposals and other	(96,828)	—	—	(776)	(97,604)
Accumulated depreciation at December 31, 2024	3,059,060	—	73,219	95,837	3,228,116
Net book value at December 31, 2024	$3,298,360	$—	$169,240	$34,083	$3,501,683

Schedule of changes on actual and expected depreciation expense
Based on natural gas feedstock availability and the turnaround completed in 2025, the Company has extended the useful life of the Medicine Hat facility. The effect of these changes on actual and expected depreciation expense was as follows.

	2025	2026	2027	2028	2029	Later
(Decrease) increase in depreciation expense	$—	$(6,034)	$(5,993)	$(5,939)	$(5,885)	$23,812

Schedule of level 3 inputs and the sensitivities of the fair value
The following table presents the Level 3 inputs and the sensitivities of the fair value less costs of disposal model to changes in these inputs:

Sensitivities
Valuation input	Input value or range	Change in input	Resulting change in valuation
Natural gas availability	Annual estimates based on third party forecasts	+25%	$+4 million
Methanol price forecast	Regional pricing	+$25 per MT	$+4 million

Schedule of right-of-use assets

	Ocean vessels	Terminals and tanks	Other	TOTAL
Cost at January 1, 2025	$935,169	$366,549	$58,362	$1,360,080
Acquired balances[1]	4,010	3,469	1,528	9,007
Additions	9,262	37,956	11,120	58,338
Disposals and other	(79,958)	(9,044)	(1,499)	(90,501)
Cost at December 31, 2025	868,483	398,930	69,511	1,336,924
Accumulated depreciation at January 1, 2025	406,407	222,571	35,276	664,254
Depreciation	94,219	37,344	5,715	137,278
Disposals and other	(79,958)	(7,460)	(109)	(87,527)
Accumulated depreciation at December 31, 2025	420,668	252,455	40,882	714,005
Net book value at December 31, 2025	$447,815	$146,475	$28,629	$622,919
[1] Refer to Note 27 - Agreement to acquire OCI Global's methanol business for further details.

	Ocean vessels	Terminals and tanks	Other	TOTAL
Cost at January 1, 2024	$910,721	$332,441	$58,621	$1,301,783
Additions	40,055	46,029	4,721	90,805
Disposals and other	(15,607)	(11,921)	(4,980)	(32,508)
Cost at December 31, 2024	935,169	366,549	58,362	1,360,080
Accumulated depreciation at January 1, 2024	314,324	196,303	33,863	544,490
Depreciation	107,690	38,011	6,364	152,065
Disposals and other	(15,607)	(11,743)	(4,951)	(32,301)
Accumulated depreciation at December 31, 2024	406,407	222,571	35,276	664,254
Net book value at December 31, 2024	$528,762	$143,978	$23,086	$695,826